Shareholder Report	12 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	FORUM FUNDS
Entity Central Index Key	0000315774
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000081163
Shareholder Report [Line Items]
Fund Name	Beck Mack + Oliver Partners Fund
Trading Symbol	BMPEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Beck Mack + Oliver Partners Fund for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the Beck Mack + Oliver Partners Fund for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.beckmack.com/products. You can also request this information by contacting us at (800) 943-6786.

Additional Information Phone Number	(800) 943-6786
Additional Information Website	https://www.beckmack.com/products
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Beck Mack + Oliver Partners Fund	$101	1.00%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

During the fiscal year ended March 31, 2025 (the “Fiscal Year”), the Beck Mack + Oliver Partners Fund (the “Partners Fund”) returned +2.32% net of fees and expenses, resulting in a net asset value of $24.71. By comparison, the S&P 500 Index (the “S&P 500”), which is the Partners Fund’s principal benchmark, returned +8.25%.

With respect to the underperformance of the Partners Fund relative to the S&P 500 during the Fiscal Year, idiosyncratic stock selection was certainly a factor, with a majority of individual stock investments having underperformed the S&P 500 during the Fiscal Year. Many of the stock investments that individually underperformed the S&P 500 during the Fiscal Year had outperformed the S&P 500 during the fiscal year ended March 31, 2024. Thus, with respect to many individual stock investments and the Partners Fund as a whole, it appears that mean reversion was a meaningful performance factor.

Among the largest positive contributors to investment performance during the Fiscal Year were Arthur J. Gallagher & Co. and Fiserv, Inc. Among the largest negative contributors to investment performance during the Fiscal Year were Fortrea Holdings, Inc. and Ashtead Group PLC. The operational and financial performance of Fortrea Holdings, Inc. has not been consistent with our original investment thesis, and we are actively reviewing the investment. Fortrea Holdings, Inc. is the only current stock investment where the original investment thesis is no longer fully intact. With respect to Ashtead Group PLC and other stock investments that individually underperformed the S&P 500 during the Fiscal Year, our conviction in the investment thesis remains robust.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Date	Beck Mack + Oliver Partners Fund	S&P 500® Index
03/31/15	$10,000	$10,000
06/30/15	$10,290	$10,028
09/30/15	$8,639	$9,382
12/31/15	$8,873	$10,043
03/31/16	$8,795	$10,178
06/30/16	$8,922	$10,428
09/30/16	$9,431	$10,830
12/31/16	$9,807	$11,244
03/31/17	$10,153	$11,926
06/30/17	$10,361	$12,294
09/30/17	$10,994	$12,845
12/31/17	$11,559	$13,699
03/31/18	$11,450	$13,595
06/30/18	$11,826	$14,062
09/30/18	$12,777	$15,146
12/31/18	$9,816	$13,098
03/31/19	$11,133	$14,886
06/30/19	$11,648	$15,526
09/30/19	$11,638	$15,790
12/31/19	$12,991	$17,222
03/31/20	$9,221	$13,847
06/30/20	$11,529	$16,692
09/30/20	$11,479	$18,182
12/31/20	$13,648	$20,391
03/31/21	$16,780	$21,650
06/30/21	$19,052	$23,501
09/30/21	$19,472	$23,638
12/31/21	$20,973	$26,244
03/31/22	$19,692	$25,038
06/30/22	$16,240	$21,006
09/30/22	$15,259	$19,981
12/31/22	$16,546	$21,491
03/31/23	$17,337	$23,103
06/30/23	$19,359	$25,122
09/30/23	$19,149	$24,300
12/31/23	$21,888	$27,141
03/31/24	$24,181	$30,006
06/30/24	$23,520	$31,291
09/30/24	$25,212	$33,133
12/31/24	$26,584	$33,931
03/31/25	$24,742	$32,482

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 71,161,706
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 331,801
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$71,161,706
# of Portfolio Holdings	26
Portfolio Turnover Rate	11%
Investment Advisory Fees (Net of fees waived)	$331,801

Holdings [Text Block]

Sector Weightings

(% total investments)

Value	Value
Money Market Fund	2.7%
Financials	42.9%
Health Care	15.5%
Industrials	14.8%
Information Technology	11.0%
Consumer Discretionary	6.4%
Communication Services	5.7%
Energy	1.0%

Largest Holdings [Text Block]

Top Ten Holdings

(% total investments)

Apollo Global Management, Inc.	8.26%
Blackstone, Inc., Class A	7.25%
Fiserv, Inc.	7.12%
Arthur J Gallagher & Co.	6.29%
Alphabet, Inc., Class C	5.69%
RadNet, Inc.	5.58%
Microsoft Corp.	5.53%
Credit Acceptance Corp.	4.35%
Ashtead Group PLC	4.26%
The Charles Schwab Corp.	3.84%